(Delaware Cash Reserve Fund - Class A, Consultant Class) |
What is the Fund's investment objective?
Delaware Cash Reserve Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses (Delaware Cash Reserve Fund - Class A, Consultant Class)	Class A	Consultant Class
Management fees	0.45%	0.45%
Distribution and service (12b-1) fees	none	0.30%
Other expenses	0.31%	0.31%
Total annual fund operating expenses	0.76%	1.06%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Cash Reserve Fund - Class A, Consultant Class) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	74	230	401	894
Consultant Class	104	325	563	1,248

What are the Fund's principal investment strategies?

The Fund invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, and short-term debt instruments of banks and corporations.

The Fund is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

The Fund maintains an average maturity of 60 days or less. Also, the Fund's investment manager, Delaware Management Company (Manager), will not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold the Fund's investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio, or maintain a stable share value.

What are the principal risks of investing in the Fund?

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in a fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of a fund, the repayment of capital from a fund, or any particular rate of return.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Counterparty risk -- The risk that a counterparty to a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Inflation risk -- The risk that the return from your investments will be less than the increase in the cost of living due to inflation.

How has Delaware Cash Reserve® Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of June 30, 2011, the Fund's Class A shares had a calendar year-to-date return of 0.02%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 1.27% for the quarter ended March 31, 2001 and its lowest quarterly return was 0.01% for the quarter ended December 31, 2010.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns (Delaware Cash Reserve Fund - Class A, Consultant Class)	1 Year	5 Years	10 Years
Class A	0.06%	2.28%	2.02%
Consultant Class	0.06%	2.12%	1.81%

Investors interested in obtaining the 7-day yield for either class may call 800 523-1918.